Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2016
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Jul. 11, 2017
Document Effective Date	Jul. 11, 2017
Prospectus Date	Jul. 11, 2017
Victory RS Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	RSEJX